Fair Value Measurements	9 Months Ended
Mar. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements
6.	Fair Value Measurements

At March 31, 2020, the estimated fair value of derivative liabilities measured on a recurring basis are as follows:

	Fair Value Measurements at
	March 31, 2020
	Level 1	Level 2	Level 3	Total

Derivative liability - Warrants	$—	$—	$2,403,750	$2,403,750
Derivative liability - Conversion option on convertible debenture	—	—	476,900	476,900
Total derivatives	$—	$—	$2,880,650	$2,880,650

The following table presents the activity for liabilities measured at fair value using unobservable inputs for the nine months ended March 31, 2020:

	Derivative liabilities - Warrants	Derivative liability - Conversion Option on Convertible Debenture

Beginning balance at July 1, 2019	$—	$—
Additions to level 3 liabilities	8,367,012	2,638,966
Change in in fair value of level 3 liability	(257,288)	(105,298)
Transfer in and/or out of Level 3	—	—
Balance at September 30, 2019	8,109,724	2,533,668
Additions to level 3 liabilities	—	—
Change in in fair value of level 3 liability	(5,435,724)	(1,960,468)
Transfer in and/or out of Level 3	—	—
Balance at December 31, 2019	2,674,000	573,200
Additions to level 3 liabilities	—	—
Change in in fair value of level 3 liability	(270,250)	(96,300)
Transfer in and/or out of Level 3	—	—
Balance at March 31, 2020	$2,403,750	$476,900

Derivative liability – Warrants

The Company accounts for stock purchase warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreements. Under applicable accounting guidance, stock warrants that are precluded from being indexed to the Company’s own stock because of full-rachet anti-dilution provisions or the adjustments to the strike price due to an occurrence of a future event; are accounted for as derivative financial instruments. The stock warrants issued September 24, 2019 were not considered indexed to the Company’s own stock because of the adjustment to strike price, an occurrence of a future event such as the Company’s pending capital raise.

The warrants associated with the level 3 liability were issued on September 24, 2019 and were valued using the Black-Scholes-Merton model with the following assumptions: stock price of $8.95, exercise price of $4.00, term of 5 years expiring September 2024, volatility of 71.44%, dividend yield of 0%, and risk-free interest rate of 1.52%. The valuation at March 31, 2020 used the following assumptions: stock price of $3.43, exercise price of $4.00, term of 4.5 year expiring September 2024, volatility of 77.53%, dividend yield of 0%, and risk-free interest rate of 0.37%. (See note 5 “Related Party Transactions – Convertible debenture transactions”)

Derivative liability – Conversion option in convertible debenture

The Company valued the conversion option of the $2 million 10% OID Convertible Delayed Draw Debenture which may be convertible into shares of common stock at $4.00 per share prior to the completion of an offering or, subsequent to the closing of the offering, the lower of $4.00 or 80% of the offering price per unit to the public in such offering and are mandatorily redeemable upon such closing at 100% of the accrued principal amount and unpaid interest to the date of redemption. (See note 5 “Related Party Transactions – Convertible debenture transactions with Acuitas” as of September 24, 2019). The conversion option was valued on September 24, 2019 using the Black Scholes-Mertons model with the following assumptions: stock price of $8.95, conversion price of $4.00, term of 1 year expiring September 2020, volatility of 75.48%, dividend yield of 0%, and risk-free interest rate of 1.78%. The valuation at March 31, 2020 used the following assumptions: stock price of $3.43, conversion price of $4.00, term of 0.5 year expiring September 2020, volatility of 119.83%, dividend yield of 0%, and risk-free interest rate of 0.15%.